Fair Value Measurements (Details) - Schedule of derivative warrant liabilities - USD ($)	5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of derivative warrant liabilities [Line Items]
Derivative warrant liabilities		$ 2,900,000	$ 7,733,337	$ 7,733,337
Transfer from Level 3
Change in fair value of derivative warrant liabilities				(4,833,337)
Issuance of Public and Private Warrants	6,331,670
Change in fair value of derivative warrant liabilities	1,401,667	(2,126,670)	(3,528,337)
Derivative warrant liabilities	7,733,337			2,900,000
Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of derivative warrant liabilities [Line Items]
Derivative warrant liabilities			11,883,330	11,883,330
Transfer from Level 3			(11,883,330)	(11,883,330)
Change in fair value of derivative warrant liabilities
Issuance of Public and Private Warrants	9,813,330
Change in fair value of derivative warrant liabilities	2,070,000
Derivative warrant liabilities	$ 11,883,330